Schedule of Property and Equipment Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Land	$ 56	$ 58
Buildings and leasehold improvements	549	521
Capitalized software	494	419
Furniture, fixtures and equipment	374	319
Buses and support vehicles	74	64
Projects in process	64	37
Property and Equipment, gross	1,611	1,418
Less: Accumulated depreciation and amortization	(997)	(889)
Property, Plant and Equipment, Net, Total	$ 614	$ 529	$ 493